Derivative Instruments (Details) - Interest rate swap contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments
Notional amount	$ 417.9	$ 426.5
Carrying amount of derivative asset	$ 13.3	$ 20.2